Basic of Presentation - Summary of Financial Statements of Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
4Front Holdings LLC [member]
Disclosure of subsidiaries [line items]
Business Name	4Front Holdings LLC
Entity Type	Holding Company
State of Operations	Arizona
Ownership Interest	100.00%	100.00%
4Front Advisors, LLC [member]
Disclosure of subsidiaries [line items]
Business Name	4Front Advisors, LLC
Entity Type	Professional Services
State of Operations	Various
Ownership Interest	100.00%	100.00%
Mission Partners USA, LLC [member]
Disclosure of subsidiaries [line items]
Business Name	Mission Partners USA, LLC
Entity Type	Investment Company
State of Operations	Arizona
Ownership Interest	100.00%	100.00%
Linchpin Investors, LLC [member]
Disclosure of subsidiaries [line items]
Business Name	Linchpin Investors, LLC
Entity Type	Finance Company
State of Operations	Arizona
Ownership Interest	100.00%	100.00%
Healthy Pharms Inc [member]
Disclosure of subsidiaries [line items]
Business Name	Healthy Pharms, Inc.
Entity Type	Cultivation and Dispensary
State of Operations	Massachusetts
Ownership Interest	100.00%	100.00%
PHX Interactive LLC [member]
Disclosure of subsidiaries [line items]
Business Name	PHX Interactive LLC
Entity Type	Management Company
State of Operations	Arizona
Ownership Interest	100.00%	0.00%
Greens Goddess Products Inc. [member]
Disclosure of subsidiaries [line items]
Business Name	Greens Goddess Products Inc.
Entity Type	Dispensary
State of Operations	Arizona
Ownership Interest	100.00%	0.00%
4Front Management Associates, LLC [member]
Disclosure of subsidiaries [line items]
Business Name	4Front Management Associates, LLC
Entity Type	Management Company
State of Operations	Massachusetts
Ownership Interest	100.00%	76.00%
MMA Capital, LLC [member]
Disclosure of subsidiaries [line items]
Business Name	MMA Capital, LLC
Entity Type	Finance Company
State of Operations	Massachusetts
Ownership Interest	100.00%	76.00%
Illinois Grown Medicine, LLC [member]
Disclosure of subsidiaries [line items]
Business Name	Illinois Grown Medicine, LLC
Entity Type	Cultivation Facility
State of Operations	Illinois
Ownership Interest	100.00%	60.00%
Harborside Illinois Grown Medicine Inc. [member]
Disclosure of subsidiaries [line items]
Business Name	Harborside Illinois Grown Medicine Inc.
Entity Type	Dispensary
State of Operations	Illinois
Ownership Interest	100.00%	60.00%
Mission Maryland, LLC [member]
Disclosure of subsidiaries [line items]
Business Name	Mission Maryland, LLC
Entity Type	Dispensary
State of Operations	Maryland
Ownership Interest	100.00%	85.00%
Mission Pennsylvania II LLC [member]
Disclosure of subsidiaries [line items]
Business Name	Mission Pennsylvania II LLC
Entity Type	Dispensary
State of Operations	Pennsylvania
Ownership Interest	100.00%	100.00%
4Front CIHI Investco, LLC [member]
Disclosure of subsidiaries [line items]
Business Name	4Front CIHI Investco, LLC
Entity Type	Investment Company
State of Operations	Maryland
Ownership Interest	100.00%	95.00%
4Front PM Investco, LLC [member]
Disclosure of subsidiaries [line items]
Business Name	4Front PM Investco, LLC
Entity Type	Investment Company
State of Operations	Maryland
Ownership Interest	100.00%	95.00%
4Front MARI Investco, LLC [member]
Disclosure of subsidiaries [line items]
Business Name	4Front MARI Investco, LLC
Entity Type	Investment Company
State of Operations	Maryland
Ownership Interest	100.00%	100.00%
Silver Spring Consulting Group, LLC [member]
Disclosure of subsidiaries [line items]
Business Name	Silver Spring Consulting Group, LLC
Entity Type	Management Company
State of Operations	Maryland
Ownership Interest	80.00%	76.00%
Adroit Consulting Group, LLC [member]
Disclosure of subsidiaries [line items]
Business Name	Adroit Consulting Group, LLC
Entity Type	Management Company
State of Operations	Maryland
Ownership Interest	100.00%	62.00%
Old Line State Consulting Group, LLC [member]
Disclosure of subsidiaries [line items]
Business Name	Old Line State Consulting Group, LLC
Entity Type	Management Company
State of Operations	Maryland
Ownership Interest	100.00%	60.00%
Om of Medicine LLC [member]
Disclosure of subsidiaries [line items]
Business Name	Om of Medicine LLC
Entity Type	Dispensary
State of Operations	Michigan
Ownership Interest	100.00%	0.00%
Mission MA Inc. [member]
Disclosure of subsidiaries [line items]
Business Name	Mission MA Inc.
Entity Type	Cultivation and Dispensary
State of Operations	Massachusetts
Ownership Interest	100.00%	76.00%
4Front Arkansas LLC [member]
Disclosure of subsidiaries [line items]
Business Name	4Front Arkansas LLC
Entity Type	Investment Company
State of Operations	Arkansas
Ownership Interest	100.00%	0.00%
Arkansas Natural Products I Management LLC [member]
Disclosure of subsidiaries [line items]
Business Name	Arkansas Natural Products I Management LLC
Entity Type	Management Company
State of Operations	Arkansas
Ownership Interest	79.00%	0.00%
Pine Bluff Agriceuticals I Management LLC [member]
Disclosure of subsidiaries [line items]
Business Name	Pine Bluff Agriceuticals I Management LLC
Entity Type	Management Company
State of Operations	Arkansas
Ownership Interest	100.00%	0.00%
Arkansas Patient Services Company Group Management LLC [member]
Disclosure of subsidiaries [line items]
Business Name	Arkansas Patient Services Company Group Management LLC
Entity Type	Management Company
State of Operations	Arkansas
Ownership Interest	100.00%	0.00%
Arkansas Natural Products I LLC [member]
Disclosure of subsidiaries [line items]
Business Name	Arkansas Natural Products I LLC
Entity Type	Dispensary
State of Operations	Arkansas
Ownership Interest	79.50%	0.00%
Chesapeake Integrated Health Institute LLC [member]
Disclosure of subsidiaries [line items]
Business Name	Chesapeake Integrated Health Institute LLC
Entity Type	Dispensary
State of Operations	Maryland
Ownership Interest	100.00%	62.00%
Premium Medicine of Maryland LLC [member]
Disclosure of subsidiaries [line items]
Business Name	Premium Medicine of Maryland LLC
Entity Type	Dispensary
State of Operations	Maryland
Ownership Interest	80.00%	66.00%
Maryland Alternative Relief LLC [member]
Disclosure of subsidiaries [line items]
Business Name	Maryland Alternative Relief LLC
Entity Type	Dispensary
State of Operations	Maryland
Ownership Interest	100.00%	65.00%
4Front Ventures Corp [member]
Disclosure of subsidiaries [line items]
Business Name	4Front Ventures Corp.
Entity Type	Holding Company
State of Operations	Canada
Ownership Interest	100.00%	0.00%
Real Estate Properties LLC [member]
Disclosure of subsidiaries [line items]
Business Name	Real Estate Properties LLC
Entity Type	Real Estate Holding
State of Operations	Washington
Ownership Interest	100.00%	0.00%
Fuller Hill Development LLC [member]
Disclosure of subsidiaries [line items]
Business Name	Fuller Hill Development LLC
Entity Type	Real Estate Holding
State of Operations	Washington
Ownership Interest	100.00%	0.00%
Ag-Grow Imports LLC [member]
Disclosure of subsidiaries [line items]
Business Name	Ag-Grow Imports LLC
Entity Type	Importer of Equipment
State of Operations	Washington
Ownership Interest	100.00%	0.00%
Cannex Holdings (Nevada) Inc. [member]
Disclosure of subsidiaries [line items]
Business Name	Cannex Holdings (Nevada) Inc.
Entity Type	Real Estate Holding
State of Operations	Nevada
Ownership Interest	100.00%	0.00%
Cannex Holdings (California) Inc. [member]
Disclosure of subsidiaries [line items]
Business Name	Cannex Holdings (California) Inc.
Entity Type	Real Estate Holding
State of Operations	California
Ownership Interest	100.00%	0.00%
Pure Ratios Inc. [member]
Disclosure of subsidiaries [line items]
Business Name	Pure Ratios Inc.
Entity Type	CBD Manufacturer
State of Operations	California
Ownership Interest	100.00%	0.00%